Consolidated statement of changes in equity - USD ($)		Equity attributable to shareholders of TORM plc	Common shares	Share premium	Treasury shares [1]	Hedging reserves	Translation reserves	Retained profit	Non-controlling interest	Total
Equity at beginning of period at Dec. 31, 2019		$ 1,007,687,000	$ 747,000	$ 101,289,000	$ (2,887,000)	$ (11,751,000)	$ 330,000	$ 919,959,000		$ 1,007,687,000
Comprehensive income/loss for the year:
Net profit/(loss) for the year		88,114,000						88,114,000		88,114,000
Other comprehensive income/(loss) for the year	[2]	(8,811,000)				(8,930,000)	16,000	103,000		(8,811,000)
Total comprehensive income/(loss) for the year		79,303,000				(8,930,000)	16,000	88,217,000		79,303,000
Capital increase		788,000	1,000	787,000						788,000
Transaction costs capital increase		(32,000)		(32,000)						(32,000)
Acquisition of treasury shares		(1,348,000)			(1,348,000)					(1,348,000)
Share-based compensation		1,682,000						1,682,000		1,682,000
Dividend paid		(70,611,000)						(70,611,000)		(70,611,000)
Total changes in equity for the period		9,782,000	1,000	755,000	(1,348,000)	(8,930,000)	16,000	19,288,000		9,782,000
Equity at end of period at Dec. 31, 2020		1,017,469,000	748,000	102,044,000	(4,235,000)	(20,681,000)	346,000	939,247,000		1,017,469,000
Comprehensive income/loss for the year:
Net profit/(loss) for the year		(42,089,000)						(42,089,000)		(42,089,000)
Other comprehensive income/(loss) for the year	[2]	16,905,000				17,122,000	(209,000)	(8,000)		16,905,000
Total comprehensive income/(loss) for the year		(25,184,000)				17,122,000	(209,000)	(42,097,000)		(25,184,000)
Capital increase	[3]	57,863,000	64,000	57,799,000						57,863,000
Transaction costs capital increase		(285,000)		(285,000)						(285,000)
Share-based compensation		2,317,000						2,317,000		2,317,000
Total changes in equity for the period		34,711,000	64,000	57,514,000		17,122,000	(209,000)	(39,780,000)		34,711,000
Equity at end of period at Dec. 31, 2021		1,052,180,000	812,000	159,558,000	(4,235,000)	(3,559,000)	137,000	899,467,000		1,052,180,000
Comprehensive income/loss for the year:
Net profit/(loss) for the year		562,754,000						562,754,000	$ (180,000)	562,574,000
Other comprehensive income/(loss) for the year										42,948,000
Other comprehensive income/(loss) for the year	[2]	56,015,000				56,591,000	(576,000)		95,000	56,110,000
Tax on other comprehensive income		(13,162,000)				(13,162,000)				(13,162,000)
Total comprehensive income/(loss) for the year		605,607,000				43,429,000	(576,000)	562,754,000	(85,000)	605,522,000
Capital increase	[3]	8,015,000	11,000	8,004,000						8,015,000
Transaction costs capital increase		(31,000)		(31,000)						(31,000)
Share-based compensation		2,211,000						2,211,000		2,211,000
Dividend paid		(166,658,000)						(166,658,000)		(166,658,000)
Total changes in equity for the period		449,144,000	11,000	7,973,000		43,429,000	(576,000)	398,307,000	(85,000)	449,059,000
Non-controlling interest arising on consolidation									2,435,000	2,435,000
Equity at end of period at Dec. 31, 2022		$ 1,501,324,000	$ 823,000	$ 167,531,000	$ (4,235,000)	$ 39,870,000	$ (439,000)	$ 1,297,774,000	$ 2,350,000	$ 1,503,674,000

[1]	Please refer to note 17 for further information on treasury shares.
[2]	Please refer to "Consolidated Statement of Comprehensive Income".
[3]	Please refer to note 17 for further information on capital increases during the year.